Goodwill and Intangible Assets (Amortization of Intangibles) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Estimated amortization expense
Remainder 2018	$ 1,751
2019	6,819
2020	6,447
2021	6,265
2022	5,826
Thereafter	17,168
Net Carrying Value	$ 44,276	$ 49,648